UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/16

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for those series, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 96.2%		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 96.2%
AHML Finance,
Sr. Unscd. Notes	RUB	7.75	2/13/18	117,900,000		1,760,859
Argentine Government,
Sr. Unscd. Bonds	ARS	27.67	3/28/17	3,600,000	[b]	257,104
Argentine Government,
Sr. Unscd. Bonds	ARS	30.33	3/1/18	3,300,000	[b]	225,601
Argentine Government,
Sr. Unscd. Bonds	ARS	30.83	3/1/20	4,175,000	[b]	294,865
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	805,000	[b,c]	357,298
Argentine Treasury,
Bonds	ARS	2.50	7/22/21	12,485,000	[c]	850,247
Brazilian Government,
Bonds	BRL	0.00	10/1/17	14,300,000	[d]	3,879,758
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	17,770,000		5,145,629
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	5,140,000		1,462,344
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	66,730,000		20,807,911
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	443,500,000		699,591
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	7,073,600,000		2,755,996
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	9,316,100,000		3,202,092
Comision Federal de Electricidad,
Sr. Unscd. Bonds	MXN	7.35	11/25/25	105,080,000		5,295,338
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	13,000,000,000	[e]	3,944,393
Hungarian Government,
Bonds, Ser. 24/B	HUF	3.00	6/26/24	356,470,000		1,315,571
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	1,097,140,000		4,804,678
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR56	IDR	8.38	9/15/26	9,847,000,000		808,367
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR58	IDR	8.25	6/15/32	47,440,000,000		3,843,488
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	44,580,000,000		3,643,025
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	8,730,000,000		705,508
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	27,240,000,000		2,320,482
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0115	MYR	3.96	9/15/25	8,900,000		2,245,747
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0413	MYR	3.84	4/15/33	8,310,000		1,972,024
Mexican Government,
Bonds, Ser. M	MXN	7.75	12/14/17	22,000,000		1,215,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 96.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 96.2% (continued)
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	35,900,000		2,444,084
Mexican Government,
Bonds, Ser. S	MXN	4.50	12/4/25	5,700,000	[f]	1,888,207
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	33,900,000		1,765,001
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	36,170,000		1,760,445
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	40,000,000		922,846
Polish Government,
Bonds	PLN	4.00	10/25/23	2,000,000		561,848
Polish Government,
Bonds	PLN	2.50	7/25/26	14,000,000		3,509,530
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	305,200,000		4,649,244
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	166,745,000		2,374,967
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	249,030,000		3,598,723
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	6,000,000		388,910
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	18,620,000		1,387,179
South African Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	6,070,000		412,124
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	56,500,000		3,122,565
Thai Government,
Sr. Unscd. Bonds	THB	3.85	12/12/25	16,115,000		530,394
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	77,900,000	[g]	2,356,297
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	103,600,000	[g]	2,863,774
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	83,900,000	[e]	5,275,993
Turkish Government,
Bonds	TRY	8.80	9/27/23	11,900,000		3,889,722
Turkish Government,
Bonds	TRY	10.40	3/20/24	14,915,000		5,258,888
Total Bonds and Notes
(cost $150,523,706)						122,774,079
				Face Amount
				Covered by
Options Purchased - .0%				Contracts		Value ($)
Put Options - .0%
Eurodollar,
September 2016 @ $1.15
(cost $14,600)				4,000,000		1,751

Yield at
	Date of	Maturity	Principal
Short-Term Investments - .8%	Purchase (%)	Date	Amount ($)	Value ($)
U.S. Treasury Bills
(cost $1,057,827)	0.42	9/15/16	1,058,000 [h]	1,057,922
Total Investments (cost $151,596,133)			97.0%	123,833,752
Cash and Receivables (Net)			3.0%	3,799,753
Net Assets			100.0%	127,633,505

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MXN—Mexican Peso
MYR—Malaysian Ringgit
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
ZAR—South African Rand

b Variable rate security—rate shown is the interest rate in effect at period end.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities were valued at $9,220,386 or 7.22% of net assets.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
h Held by a broker as collateral for open forward currency exchange contracts.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Brazil	24.5
Mexico	11.3
Russia	9.7
Indonesia	8.9
South Africa	8.3
Colombia	7.8
Turkey	7.2
Hungary	4.8
Thailand	4.5
Malaysia	3.3
Poland	3.2
Argentina	1.5
Short-Term Investment	.8
Philippines	.7
Chile	.5
Option Purchased	.0
97.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign Government	-	122,774,079	-	122,774,079
U.S. Treasury	-	1,057,922	-	1,057,922
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††	-	377,420	-	377,420
Options Purchased	-	1,751	-	1,751
Swaps ††	-	160,087	-	160,087
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††	-	(1,221,462)	-	(1,221,462)
Options Written	-	(4,498)	-	(4,498)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Emerging Markets Debt Local Currency Fund
August 31, 2016 (Unaudited)

	Face Amount Covered
	by Contracts ($)	Value ($)
Call Options:
Brazilian Real,
September 2016 @ BRL 3.8	1,400,000	(85)
Colombian Peso,
September 2016 @ COP 3,300	1,300,000	(1,308)
Hungarian Forint,
September 2016 @ HUF 300	1,400,000	(71)
South African Rand,
September 2016 @ ZAR 16.5	1,400,000	(2,834)
South Korean Won,
September 2016 @ KRW 1,210	1,300,000	(200)
Total Options Written
(premiums received $90,076)		(4,498)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are

NOTES

valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at August 31, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Indonesian
Rupiah,
Expiring
10/28/2016	38,311,115,000	2,871,682	2,862,884	(8,798)
Barclays Bank
Polish Zolty,
Expiring
10/28/2016	32,240,000	8,454,553	8,239,340	(215,213)
Citigroup
Colombian Peso,
Expiring
10/28/2016	6,263,325,000	2,139,040	2,084,139	(54,901)
Peruvian New Sol,
Expiring
10/21/2016	19,560,000	5,641,317	5,737,753	96,436)
Goldman Sachs International
Mexican New
Peso,
Expiring
9/1/2016	23,214,674	1,247,780	1,234,386	(13,394)
Polish Zolty,
Expiring
9/1/2016	13,750,800	3,512,220	3,518,313	6,093
10/28/2016	10,290,000	2,698,238	2,629,740	(68,498)
HSBC
Russian Ruble,
Expiring
10/28/2016	71,780,000	1,094,931	1,082,268	(12,663)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank
Malaysian Ringgit,
Expiring
10/28/2016	25,000,000	6,242,197	6,145,380	(96,817)
Romanian Leu,
Expiring
10/28/2016	10,230,000	2,577,196	2,565,399	(11,797)
South African
Rand,
Expiring
9/1/2016	5,736,800	397,980	390,206	(7,774)
Turkish Lira,
Expiring
10/28/2016	7,840,000	2,627,817	2,617,985	(9,832)
Sales:
Bank of America
Singapore Dollar,
Expiring
9/30/2016	1,690,000	1,250,740	1,240,312	10,428
South Korean
Won,
Expiring
10/28/2016	1,507,095,000	1,341,811	1,351,360	(9,549)
Barclays Bank
Philippine Peso,
Expiring
10/28/2016	14,935,000	320,975	319,882	1,093
Citigroup
Argentine Peso,
Expiring
10/18/2016	10,950,000	718,547	712,045	6,502
Chilean Peso,
Expiring
10/28/2016	843,090,000	1,276,539	1,232,718	43,821
South African
Rand,
Expiring
10/28/2016	12,345,000	905,251	830,091	75,160
Taiwan Dollar,
Expiring
10/28/2016	126,020,000	3,976,147	3,977,151	(1,004)
Goldman Sachs International
Mexican New
Peso,
Expiring
10/28/2016	31,170,000	1,672,975	1,648,005	24,970

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank
Argentine Peso,
Expiring
10/18/2016	5,320,000	347,712	345,943	1,769
Brazilian Real,
Expiring
10/4/2016	74,455,000	22,209,891	22,823,088	(613,197)
Hong Kong Dollar,
Expiring
1/19/2017	13,965,000	1,768,393	1,802,694	(34,301)
Hungarian Forint,
Expiring
10/28/2016	310,235,000	1,131,453	1,118,004	13,449
Peruvian New Sol,
Expiring
10/21/2016	10,870,000	3,125,449	3,188,618	(63,169)
Russian Ruble,
Expiring
10/28/2016	244,880,000	3,753,008	3,692,195	60,813
South African
Rand,
Expiring
10/28/2016	11,140,000	785,951	749,065	36,886
Thai Baht,
Expiring
10/28/2016	9,240,000	266,134	266,689	(555)
Gross Unrealized Appreciation				377,420
Gross Unrealized Depreciation				(1,221,462)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an

NOTES

asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at August 31, 2016:

OTC Interest Rate Swaps

			(Pay) Receive
Notional	Currency/		Fixed		Unrealized
Amount ($)	Floating Rate	Counterparty	Rate (%)	Expiration	Appreciation ($)
	USD - 6 MONTH	Morgan Stanley
3,300,000	LIBOR	Capital Services	2.62	8/31/2025	37,374
	PLN - 1 YEAR
10,150,000	LIBOR	Citigroup	2.72	6/1/2025	122,713

Gross Unrealized Appreciation					160,087

At August 31, 2016, accumulated net unrealized depreciation on investments was $27,676,803, consisting of $2,370,352 gross unrealized appreciation and $30,047,155 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Automobiles & Components - 2.2%
Ford Motor	416,700		5,250,420
General Motors	25,500		813,960
			6,064,380
Banks - 3.3%
JPMorgan Chase & Co.	111,405		7,519,837
New York Community Bancorp	16,550		250,071
Wells Fargo & Co.	21,600		1,097,280
			8,867,188
Capital Goods - 4.2%
General Dynamics	3,560		541,903
General Electric	312,950		9,776,558
Northrop Grumman	1,850		392,329
Raytheon	4,870		682,433
			11,393,223
Commercial & Professional Services - 2.7%
ManpowerGroup	33,400		2,386,764
Pitney Bowes	128,515		2,410,941
R.R. Donnelley & Sons	157,900	[a]	2,700,090
			7,497,795
Consumer Durables & Apparel - .4%
Brunswick	14,500		666,855
Leggett & Platt	8,800		461,824
			1,128,679
Consumer Services - 3.6%
Carnival	6,750		322,650
Darden Restaurants	142,800		8,802,192
Las Vegas Sands	11,600		582,436
			9,707,278
Diversified Financials - .4%
Ares Capital	44,463	[a]	718,522
Federated Investors, Cl. B	12,600		406,980
			1,125,502
Energy - 8.4%
Chevron	2,660		267,543
CVR Energy	30,000	[a]	437,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Energy - 8.4% (continued)
Exxon Mobil	60,510		5,272,841
HollyFrontier	4,800	[a]	124,224
Kinder Morgan	32,500		710,125
Marathon Petroleum	20,500		871,455
Noble	44,600	[a]	256,896
ONEOK	161,700		7,582,113
Spectra Energy	7,700		274,274
Valero Energy	89,500		4,953,825
Williams	74,100		2,070,354
			22,821,350
Food & Staples Retailing - 2.9%
Wal-Mart Stores	111,840		7,989,850
Food, Beverage & Tobacco - 7.4%
Altria Group	125,470		8,292,312
Coca-Cola	15,600		677,508
Philip Morris International	90,990		9,092,631
Reynolds American	40,100		1,987,757
			20,050,208
Health Care Equipment & Services - .4%
Abbott Laboratories	7,880		331,118
Medtronic	7,800		678,834
			1,009,952
Household & Personal Products - 1.3%
Kimberly-Clark	8,200		1,050,092
Procter & Gamble	27,500		2,401,025
			3,451,117
Insurance - 1.8%
Old Republic International	109,700		2,109,531
Principal Financial Group	12,500		613,375
Prudential Financial	29,205		2,318,293
			5,041,199
Materials - 2.9%
Dow Chemical	25,800		1,383,912
LyondellBasell Industries, Cl. A	67,700		5,340,853
Nucor	26,200		1,270,962
			7,995,727
Media - .4%
TEGNA	16,000		324,160
Viacom, Cl. B	22,040		889,094
			1,213,254

Common Stocks - 98.9% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
AbbVie	91,430		5,860,663
Amgen	12,300		2,091,738
Eli Lilly & Co.	5,570		433,067
Gilead Sciences	8,400		658,392
Johnson & Johnson	73,150		8,729,721
Merck & Co.	9,410		590,854
Pfizer	276,757		9,631,144
			27,995,579
Real Estate - 9.9%
Annaly Capital Management	519,810	[b]	5,567,165
Chimera Investment	184,020	[b]	3,034,490
Equity Residential	8,300	[b]	538,421
General Growth Properties	12,800	[b]	372,992
Hospitality Properties Trust	13,840	[b]	421,982
Host Hotels & Resorts	18,500	[b]	329,670
Lamar Advertising, Cl. A	33,500	[b]	2,088,055
MFA Financial	697,100	[b]	5,381,612
Mid-America Apartment Communities	20,100	[b]	1,889,199
Public Storage	1,100	[b]	246,334
RMR Group, Cl. A	611	[b]	23,554
Starwood Property Trust	195,000	[b]	4,465,500
Two Harbors Investment	289,000	[b]	2,572,100
			26,931,074
Retailing - 2.8%
Best Buy	6,600	[a]	253,968
Genuine Parts	3,370		346,503
Nordstrom	20,800	[a]	1,049,568
Target	84,900		5,959,131
			7,609,170
Semiconductors & Semiconductor Equipment - 2.2%
Intel	102,295		3,671,368
Texas Instruments	31,800		2,211,372
			5,882,740
Software & Services - 9.1%
CA	86,750		2,941,693
International Business Machines	51,090		8,117,179
Leidos Holdings	29,600		1,199,096
Microsoft	88,285		5,072,856
Oracle	6,590		271,640
Paychex	22,900		1,389,343

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Software & Services - 9.1% (continued)
Western Union	246,900	[a]	5,313,288
Xerox	37,800		372,330
			24,677,425
Technology Hardware & Equipment - 7.6%
Apple	79,920		8,479,512
Cisco Systems	39,800		1,251,312
HP	597,950		8,592,541
Seagate Technology	66,850	[a]	2,255,519
			20,578,884
Telecommunication Services - 6.6%
AT&T	202,960		8,297,005
CenturyLink	90,900		2,527,020
Verizon Communications	134,270		7,026,349
			17,850,374
Transportation - .8%
United Parcel Service, Cl. B	19,520		2,131,974
Utilities - 7.3%
Ameren	10,160		502,107
American Electric Power	41,960		2,709,357
CMS Energy	8,250		346,253
Consolidated Edison	3,540		266,385
Duke Energy	12,400		987,784
Entergy	28,500		2,228,700
Exelon	70,900		2,410,600
FirstEnergy	230,900		7,557,357
NiSource	40,400		967,176
PG&E	9,400		582,236
Pinnacle West Capital	4,500		337,680
PPL	25,300		879,934
			19,775,569
Total Common Stocks (cost $233,926,112)			268,789,491
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,176,665)	2,176,665	[c]	2,176,665
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $1,953,847)	1,953,847	[c]	1,953,847
Total Investments (cost $238,056,624)	100.4%		272,920,003

Liabilities, Less Cash and Receivables	(.4%)	(1,143,056)
Net Assets	100.0%	271,776,947

[a] Security, or portion thereof, on loan. At August 31, 2016, the value of the fund’s securities on loan was $6,817,299 and the value of the collateral held by the fund was $6,994,874, consisting of cash collateral of $1,953,847 and U.S. Government & Agency securities valued at $5,041,027.
[b] Investment in real estate investment trust.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Real Estate	9.9
Software & Services	9.1
Energy	8.4
Technology Hardware & Equipment	7.6
Food, Beverage & Tobacco	7.4
Utilities	7.3
Telecommunication Services	6.6
Capital Goods	4.2
Consumer Services	3.6
Banks	3.3
Food & Staples Retailing	2.9
Materials	2.9
Retailing	2.8
Commercial & Professional Services	2.7
Automobiles & Components	2.2
Semiconductors & Semiconductor Equipment	2.2
Insurance	1.8
Money Market Investments	1.5
Household & Personal Products	1.3
Transportation	.8
Consumer Durables & Apparel	.4
Diversified Financials	.4
Health Care Equipment & Services	.4
Media	.4
100.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities -
Domestic Common
Stocks†	268,532,595	-	-	268,532,595
Equity Securities -
Foreign Common
Stocks†	256,896	-	-	256,896
Mutual Funds	4,130,512	-	-	4,130,512

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2016, accumulated net unrealized appreciation on investments was $34,863,379, consisting of $38,254,239 gross unrealized appreciation and $3,390,860 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)